Asset retirement obligation	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Asset retirement obligation

6. Asset retirement obligation

Asset retirement obligations ("ARO") relate to oil & natural gas wells in which the Company has outstanding abandonment and reclamation obligations in accordance with government regulations. The Company's obligation relates to its interests in 8 gross (1.1 net) wells that were drilled in the years 2000 through 2004. ARO have an estimated future liability of approximately $61,000 and is based on estimates of the future timing and costs to remediate, reclaim and abandon the wells within the next three years. The net present value of the ARO is as noted below, and has been calculated using an inflation rate of 3.4% and discounted using a credit-adjusted risk-free interest rate of 10%.

	2011	2010	2009

Asset retirement obligation, beginning of the year	$54,444	$51,254	$48,997
Additions in the year	—	—	4,753
Accretion expense	3,509	4,092	2,900
Costs incurred	—	(902)	(5,396)
Asset retirement obligation, end of the year	$57,953	$54,444	$51,254